REVENUE RECOGNITION Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]	REVENUE RECOGNITION
Our Company markets, manufactures and sells:

•
beverage concentrates, sometimes referred to as "beverage bases," and syrups, including fountain syrups (we refer to this part of our business as our "concentrate business" or "concentrate operations"); and

•	finished sparkling soft drinks and other nonalcoholic beverages (we refer to this part of our business as our "finished product business" or "finished product operations").
Generally, finished product operations generate higher net operating revenues but lower gross profit margins than concentrate operations.
In our domestic and international concentrate operations, we typically generate net operating revenues by selling concentrates, syrups and certain finished beverages to authorized bottling operations (to which we typically refer as our "bottlers" or our "bottling partners"). Our bottling partners either combine the concentrates with sweeteners (depending on the product), still water and/or sparkling water, or combine the syrups with sparkling water to produce finished beverages. The finished beverages are packaged in authorized containers, such as cans and refillable and nonrefillable glass and plastic bottles, bearing our trademarks or trademarks licensed to us and are then sold to retailers directly or, in some cases, through wholesalers or other bottlers. In addition, outside the United States, our bottling partners are typically authorized to manufacture fountain syrups, using our concentrate, which they sell to fountain retailers for use in producing beverages for immediate consumption, or to authorized fountain wholesalers who in turn sell and distribute the fountain syrups to fountain retailers. Our concentrate operations are included in our geographic operating segments and our Global Ventures operating segment.
Our finished product operations generate net operating revenues by selling sparkling soft drinks and a variety of other finished nonalcoholic beverages, such as water, enhanced water and sports drinks; juice, dairy and plant-based beverages; tea and coffee; and energy drinks, to retailers or to distributors and wholesalers who distribute them to retailers. These operations consist primarily of Company-owned or -controlled bottling, sales and distribution operations, which are included in our Bottling Investments operating segment. In certain markets, the Company also operates non-bottling finished product operations in which we sell finished beverages to distributors and wholesalers that are generally not one of the Company's bottling partners. These operations are generally included in one of our geographic operating segments or our Global Ventures operating segment. In the United States, we manufacture fountain syrups and sell them to fountain retailers, who use the fountain syrups to produce beverages for immediate consumption, or to authorized fountain wholesalers or bottling partners who resell the fountain syrups to fountain retailers. These fountain syrup sales are included in our North America operating segment. Generally, finished product operations produce higher net operating revenues but lower gross profit margins compared to concentrate operations.
We adopted ASC 606 effective January 1, 2018, using the modified retrospective method. We have applied this standard to all contracts at the effective date and contracts entered into thereafter. Revenue is recognized when performance obligations under the terms of the contracts with our customers are satisfied. Our performance obligation generally consists of the promise to sell concentrates or finished products to our bottling partners, wholesalers, distributors or retailers. Control of the concentrates or finished products is transferred upon shipment to, or receipt at, our customers' locations, as determined by the specific terms of the contract. Once control is transferred to the customer, we have completed our performance obligation, and revenue is recognized. Our sales terms generally do not allow for a right of return except for matters related to any manufacturing defects on our part. After completion of our performance obligation, we have an unconditional right to consideration as outlined in the contract. Our receivables will generally be collected in less than six months, in accordance with the underlying payment terms. All of our performance obligations under the terms of contracts with our customers have an original duration of one year or less.
Our customers and bottling partners may be entitled to cash discounts, funds for promotional and marketing activities, volume-based incentive programs, support for infrastructure programs and other similar programs. In some markets, in an effort to allow our Company and our bottling partners to grow together through shared value, aligned financial objectives and the flexibility necessary to meet consumers' always changing needs and tastes, we worked with our bottling partners to develop and implement an incidence-based concentrate pricing model. Under this model, the concentrate price we charge is impacted by a number of factors, including, but not limited to, bottler pricing, the channels in which the finished products produced from the concentrate are sold, and package mix. The amounts associated with the arrangements described above are defined as variable consideration under ASC 606 and an estimate of which is included in the transaction price as a component of net operating revenues in our consolidated statement of income upon completion of our performance obligations. The total revenue recorded, including any variable consideration, cannot exceed the amount for which it is probable that a significant reversal will not occur when uncertainties related to variability are resolved. As a result, we are recognizing revenue based on our faithful depiction of the consideration that we expect to receive. In making our estimates of variable consideration, we consider past results and make significant assumptions related to: (1) customer sales volumes; (2) customer ending inventories; (3) customer selling price per unit; (4) selling channels; and (5) discount rates, rebates and other pricing allowances, as applicable. In gathering data to estimate our variable consideration, we generally calculate our estimates using a portfolio approach at the country and product line level rather than at the individual contract level. The result of making these estimates will impact the line items trade accounts receivable and accounts payable and accrued expenses in our consolidated balance sheet. The actual amounts ultimately paid and/or received may be different from our estimates. The change in the amount of variable consideration recognized during the year ended December 31, 2018 related to performance obligations satisfied in prior periods was immaterial.
In addition to changes in the timing of when we record variable consideration, ASC 606 provided clarification about the classification of certain costs relating to revenue arrangements with customers. As a result, during the year ended December 31, 2018, we recorded certain amounts in cost of goods sold or selling, general and administrative expenses that were previously classified as reductions in net operating revenues. The Company also re-evaluated the principal versus agent considerations pertaining to certain of its arrangements with third-party manufacturers and co-packers. We recorded certain costs in net operating revenues which were previously recorded in cost of goods sold related to arrangements in which we concluded we did not control the goods before they were delivered to our customers.
Prior to the adoption of ASC 606, we recognized revenue when persuasive evidence of an arrangement existed, delivery of products had occurred, the sales price was fixed or determinable and collectibility was reasonably assured. For our Company, this generally meant that we recognized revenue when title to our products was transferred to our bottling partners, resellers or other customers. Title usually transferred upon shipment to or receipt at our customers' locations, as determined by the specific sales terms of each transaction. Our sales terms did not allow for a right of return except for matters related to any manufacturing defects on our part. Our customers could earn certain incentives which were included in deductions from revenue, a component of net operating revenues in our consolidated statement of income. These incentives included, but were not limited to, cash discounts, funds for promotional and marketing activities, volume-based incentive programs and support for infrastructure programs. In preparing the financial statements, management made estimates related to the contractual terms, customer performance and sales volume to determine the total amounts recorded as deductions from revenue. Management also considered past results in making such estimates. The actual amounts ultimately paid may have been different from our estimates. Such differences were recorded once they were determined and historically were not significant.
The following tables compare the amounts reported in the consolidated statement of income and consolidated balance sheet to the amounts had the previous revenue recognition guidance been in effect (in millions):

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC 606	Increase (Decrease) Due to Adoption
Net operating revenues	$34,300	$33,633	$667	[1]
Cost of goods sold	13,067	12,227	840	[1]
Gross profit	21,233	21,406	(173)
Selling, general and administrative expenses	11,002	11,183	(181)
Operating income	9,152	9,144	8
Income before income taxes	8,225	8,217	8
Income taxes	1,749	1,752	(3)
Consolidated net income	6,476	6,465	11
Net income attributable to shareowners of The Coca-Cola Company	6,434	6,423	11
[1] The increase was primarily due to the reclassification of shipping and handling costs.

	December 31, 2018
	As Reported	Balances without Adoption of ASC 606	Increase (Decrease) Due to Adoption
ASSETS
Trade accounts receivable	$3,685	$3,591	$94	[1]
Prepaid expenses and other assets	2,059	2,067	(8)
Total current assets	24,930	24,844	86
Deferred income tax assets	2,674	2,656	18
Total assets	83,216	83,112	104
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	$9,533	$9,114	$419	[2]
Total current liabilities	28,782	28,363	419
Deferred income tax liabilities	2,354	2,423	(69)
Reinvested earnings	63,234	63,480	(246)
Total equity	19,058	19,304	(246)
Total liabilities and equity	83,216	83,112	104
[1] The increase was primarily due to incremental estimated variable consideration receivables from third-party customers.
[2] The increase was primarily due to incremental estimated variable consideration payables due to third-party customers.

The following table presents net operating revenues disaggregated between the United States and International and further by line of business (in millions):

	United States	International	Total
Year Ended December 31, 2018
Concentrate operations	$4,571	$15,323	$19,894
Finished product operations	6,773	7,633	14,406
Total	$11,344	$22,956	$34,300

Refer to Note 20 for additional revenue disclosures by operating segment and Corporate.